Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities	12 Months Ended
Dec. 31, 2021
Wimi HK [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	WiMi HK
Background	• A Hong Kong company • Incorporated on September 4, 2018 • Primarily engages in the sales of semiconductor products and related accessories
Ownership	100% owned by WiMi Cayman
VIDA Semicon Co., Limited [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	VIDA Semicon Co., Limited (“VIDA”)
Background	• A Hong Kong company • Incorporated on August 21, 2020 • Primarily engages in the sales of semiconductor products and related accessories
Ownership	53% owned by WiMi HK
ICinit Limited [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	ICinit Limited (“ICinit”)
Background	• A Hong Kong company • Incorporated on June 1, 2020 • Primarily engages in the sales of semiconductor products and related accessories
Ownership	51% owned by WiMi HK before October 1, 2021; 49% owned by WiMi HK after October 1, 2021
Shenzhen ICinit Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen ICinit Technology Co., Ltd. (“SZ ICinit”)
Background	• A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on October 12, 2020 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Plan to engage in the sales of computer chip and intelligent chip products
Ownership	100% owned by ICinit
Shenzhen Yichong Micro-Electronic Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Yichong Micro-Electronic Technology Co., Ltd. (“Shenzhen Yichong”)
Background	• A PRC limited liability company • Incorporated on July 9, 2008 • Registered capital of RMB 11,000,000 (USD 1,725,301) • Primarily engages in the sales of computer chip and intelligent chip products
Ownership	100% owned by SZ ICinit Acquired in January 2021
Shenzhen Saineng Micro-Electronic Electronic Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Saineng Micro-Electronic Electronic Co., Ltd. (“Shenzhen Saineng”)
Background	• A PRC limited liability company • Incorporated on June 11, 2018 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in the sales of computer chip and intelligent chip products
Ownership	80% owned by Shenzhen Yichong
Shenzhen Shengtang Micro-Electronic Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Shengtang Micro-Electronic Technology Co., Ltd. (“Shenzhen Shengtang”)
Background	• A PRC limited liability company • Incorporated on May 13, 2020 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in the sales of computer chip and intelligent chip products
Ownership	100% owned by SZ ICinit Acquired in March 2021
Tianjin Yaodi Tomorrow Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Tianjin Yaodi Tomorrow Technology Co., Ltd. (“Tianjin Yaodi”)
Background	• A PRC limited liability company • Incorporated on May 5, 2020 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in the sales of computer chip and intelligent chip products
Ownership	100% owned by SZ ICinit Acquired in May 2021
Wimi WFOE [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	WiMi WFOE
Background	• A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on September 20, 2018 • Registered capital of RMB 325,500,000 (USD 50,000,000) • A holding company
Ownership	100% owned by WiMi HK
Beijing WiMi [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Beijing WiMi
Background	• A PRC limited liability company • Incorporated on May 27, 2015 • Registered capital of RMB 5,154,639 (USD 808,482) • Primarily engages in Hologram advertising services
Ownership	VIE of WiMi WFOE
Shenzhen Kuxuanyou Technology Co Ltd [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Kuxuanyou Technology Co., Ltd. (“Shenzhen Kuxuanyou”)
Background	• A PRC limited liability company • Incorporated on June 18, 2012 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services
Ownership	100% owned by Beijing WiMi
Shenzhen Yiruan Tianxia Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Yiruan Tianxia Technology Co., Ltd. (“Shenzhen Yiruan”)
Background	• A PRC limited liability company • Incorporated on January 06, 2016 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Kuxuanyou
Shenzhen Yiyun Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Yiyun Technology Co., Ltd. (“Shenzhen Yiyun”)
Background	• A PRC limited liability company • Incorporated on November 15, 2017 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Kuxuanyou
Korgas Shengyou Information Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Korgas Shengyou Information Technology Co., Ltd. (“Korgas Shengyou”)**
Background	• A PRC limited liability company • Incorporated on February 13, 2017 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in SDK payment channel services
Ownership	100% owned by Shenzhen Kuxuanyou Dissolved in May 2020
Korgas WiMi Xinghe Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Korgas WiMi Xinghe Network Technology Co., Ltd. (“Korgas WiMi”) *
Background	• A PRC limited liability company • Incorporated on October 18, 2016 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in Hologram advertising services
Ownership	100% owned by Beijing WiMi; Dissolved in February 2019
Shenzhen Yitian Internet Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)
Background	• A PRC limited liability company • Incorporated on March 08, 2011 • Registered capital of RMB 20,000,000 (USD 3,136,910) • Primarily engages in mobile games development
Ownership	100% owned by Beijing WiMi before December 24, 2020; VIE of Shenzhen Weiyixin starting on December 24, 2020
Korgas 233 Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Korgas 233 Technology Co., Ltd. (“Korgas 233”)
Background	• A PRC limited liability company • Incorporated on September 15, 2017 • Registered capital of RMB 1,000,000 (USD 156,846) • Primarily engages in mobile games development
Ownership	100% owned by Shenzhen Yitian
Shenzhen Qianhai Wangxin Technology Co., Ltd. [[Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)
Background	• A PRC limited liability company • Incorporated on October 16, 2015 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yitian
Shenzhen Yiyou Online Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)
Background	• A PRC limited liability company • Incorporated on January 14, 2019 • Registered capital of RMB 100,000 (USD 15,685) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yitian
Wuhan 233 Interactive Entertainment Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Wuhan 233 Interactive Entertainment Technology Co., Ltd. (“Wuhan 233”)
Background	• A PRC limited liability company • Incorporated on May 15, 2020 • Registered capital of RMB 100,000 (USD 15,685) • Primarily engages in mobile games development
Ownership	100% owned by Shenzhen Yitian
Weidong Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Weidong Technology Co., Ltd. (“Weidong”)
Background	• A PRC limited liability company • Incorporated on October 28, 2020 • Registered capital of RMB 50,000,000 (USD 7,842,276) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yitian
Korgas Weidong Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)
Background	• A PRC limited liability company • Incorporated on October 30, 2020 • Registered capital of RMB 20,000,000 (USD 3,136,910) • Primarily engages in AR advertising services
Ownership	100% owned by Weidong
Tianjin Weidong Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Tianjin Weidong Technology Co., Ltd. (“Tianjin Weidong”)
Background	• A PRC limited liability company • Incorporated on October 30, 2020 • Registered capital of RMB 20,000,000 (USD 3,136,910) • Primarily engages in AR advertising services • No operations as of December 31, 2020
Ownership	60% owned by Weidong
Shenzhen Yidian Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)
Background	• A PRC limited liability company • Incorporated on May 20, 2014 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services
Ownership	100% owned by Beijing WiMi
Shenzhen Duodian Cloud Technology Co., Ltd. [member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)
Background	• A PRC limited liability company • Incorporated on August 24, 2017 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Korgas Duodian Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)
Background	• A PRC limited liability company • Incorporated on November 25, 2016 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Kashi Duodian Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”)
Background	• A PRC limited liability company • Incorporated on January 31, 2019 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Shenzhen Zhiyun Image Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)
Background	• A PRC limited liability company • Incorporated on December 3, 2019 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Shenzhen Yunzhan Image Technology Co., Ltd. [member
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)
Background	• A PRC limited liability company • Incorporated on September 24, 2020 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Micro Beauty Lightspeed Investment Management HK Limited [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)
Background	• A Hong Kong company • Incorporated on February 22, 2016 • Primarily engages in MR software development and licensing
Ownership	100% owned by Beijing WiMi
Skystar Development Co Ltd [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Skystar Development Co., Ltd (“Skystar”)
Background	• A Republic of Seychelles Company • Incorporated on March 30, 2016 • Primarily engages in MR software development and licensing
Ownership	100% owned by Micro Beauty
Lixin Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Lixin Technology Co., Ltd. (“Lixin Technology”)
Background	• A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on August 4, 2020 • Registered capital of RMB 200,000,000 (USD 31,369,105) • Primarily engages in research, development and sale of computer chip and intelligent chip products
Ownership	100% owned by WiMi Cayman
Hainan Lixin Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)
Background	• A PRC limited liability company • Incorporated on October 10, 2020 • Registered capital of RMB 50,000,000 (USD 7,842,276) • Plan to support the daily operations of Lixin Technology, no operations as of December 31, 2021
Ownership	100% owned by Lixin Technology
Tianjin Zhongzhengdaohe Investment Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”)
Background	• A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on March 4, 2021 • Registered capital of RMB 195,747,000 (USD 30,000,000) • A holding company
Ownership	100% owned by WiMi Cayman
Shenzhen Hedaozhongshu Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”)
Background	• A PRC limited liability company • Incorporated on May 21, 2021 • Registered capital of RMB 200,000,000 (USD 7,842,276) • Plan to engage AR advertising services, no material operations as of December 31, 2021
Ownership	100% owned by TJ Zhongzheng
Kashi Daohezhongzheng Internet Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”)
Background	• A PRC limited liability company • Incorporated on May 26, 2021 • Registered capital of RMB 200,000,000 (USD 7,842,276) • Plan to engage AR advertising services, no material operations as of December 31, 2021
Ownership	100% owned by Shenzhen Hedao
VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.
Background	• A Cayman company • Incorporated on September 24, 2020 • Primarily engages in the development of central processing algorithm and cloud computing services
Ownership	86.5% owned by WiMi Cayman before March 26, 2021; 73% owned by WiMi Cayman after March 26, 2021
Fe-da Electronics Company Private Limited [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Fe-da Electronics Company Private Limited (“Fe-da Electronics”)
Background	• A Singapore company • Incorporated on January 9, 2009 • Capital of RMB 3,187,856 (USD 500,001) • Primarily engages in customization of central processing units
Ownership	100% owned by VIYI Acquired in September 2020
Excel Crest Limited [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Excel Crest Limited (“Excel Crest”)
Background	• A Hong Kong company • Incorporated on September 10, 2020 • Support the daily operations of Fe-da Electronics in Hong Kong, no material operations as of December 31, 2021
Ownership	100% owned by Fe-da Electronics
VIYI Technology Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	VIYI Technology Ltd. (“VIYI Ltd”)
Background	• A Hong Kong company • Incorporated on October 9, 2020 • A holding company • No operations as of December 31, 2020
Ownership	100% owned by VIYI
Shenzhen Weiyixin Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin” or “VIYI WFOE”)
Background	• A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on November 18, 2020 • Registered capital of RMB 191,271,000 (USD 30,000,000) • A holding company
Ownership	100% owned by VIYI Ltd
Shanghai Weimu Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)
Background	• A PRC limited liability company • Incorporated on November 30, 2020 • Registered capital of RMB 50,000,000 (USD 7,842,276) • Engages in providing software support services
Ownership	58% owned by VIYI Ltd
Wisdom Lab Inc. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Wisdom Lab Inc. (“Wisdom Lab”)
Background	• A Cayman Islands company • Incorporated on May 6, 2021 • Engages in software solution for intelligent chips
Ownership	100% owned by Fe-Da Electronics
Viwo Technology Limited. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Viwo Technology Limited. (“Viwo Tech”)
Background	• A Hong Kong company • Incorporated on April 15, 2021 • Engages in intelligent chips design • No operations as of December 31, 2021
Ownership	55% owned by VIYI Ltd
Shenzhen Viwotong Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)
Background	• A PRC limited liability company • Incorporated on July 19, 2021 • Registered capital of RMB 10,000,000 (USD 1,568,455)
Ownership	100% owned by Viwo Tech
Shanghai Guoyu Information Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)
Background	• A PRC limited liability company • Incorporated on March 18, 2019 • Registered capital of RMB 20,000,000 (USD 3,136,910 ) • Engages in R&D and application of intelligent visual algorithm technology
Ownership	99% owned by Weidong, 1% owned by YY Online
Kashi Guoyu Information Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”)
Background	• A PRC limited liability company • Registered capital of RMB 10,000,000 (USD 1,568,455) • Incorporated on July 23, 2021 • Engages in R&D and application of intelligent visual algorithm technology
Ownership	100% owned by Shanghai Guoyu
Guangzhou Tapuyu Internet Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)
Background	• A PRC limited liability company • Registered capital of RMB 1,000,000 (USD 156,846 ) • Incorporated on June 22, 2021 • Engages in E-commerce services and application of intelligent visual algorithm technology
Ownership	100% owned by Viwotong Tech
Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”)
Background	• A PRC limited liability company • Registered capital of RMB 5,000,000 (USD 784,228) • Incorporated on July 29, 2021 • Engages in testing equipment development and sales
Ownership	100% owned by Viwotong Tech